Derivatives and Hedging - Additional Information (Detail)	12 Months Ended
Mar. 31, 2017
Overseas customers | Sales Revenue | Geographic Concentration Risk
Revenue, Major Customer
Percentage of Kyocera's revenues generated from overseas customers	58.00%